U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read Instructions at end of Form before preparing Form.
                              Please print or type.

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1.     Name and address of issuer:
                         Nicholas-Applegate Mutual Funds
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2.     Name of each series or class of funds for which this notice is filed:
                             See Attached Exhibit A
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3.     Investment Company Act File Number:   811-07428

       Securities Act File Number:           33-56094
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4.     Last day of fiscal year for which this notice is filed:
                                                   March 31, 1997
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5.     Check box if this  notice  is being  filed  more than 180 days  after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       [ ]
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6.     Date of termination of issuer's  declaration under rule  24f-2(a)(1),  if applicable (see instruction A.6):

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7.     Number and  amount of  securities  of the same class or series  which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the
       beginning of the fiscal year:    0
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8.     Number and amount of securities  registered  during the fiscal year other than pursuant to rule 24f-2
                                       0
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9.     Number and  aggregate  sales price of  securities  sold during the fiscal year:

                    593,775,640 Shares       $1,684,274,954
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10.    Number and  aggregate  sales price of  securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                    593,775,640 Shares       $1,684,274,954
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
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11.    Number and aggregate  sales price of securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

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12.    Calculation of registration fee:
       (i)  Aggregate  sales price of  securities  sold
            during the fiscal  year in reliance on rule
            24f-2 (from item 10):                         $1,684,274,954
                                                       -------------------------

       (ii) Aggregate   price  of   shares   issued  in
            connection with dividend reinvestment plans
            (from Item 11, if applicable)                 +
                                                       -------------------------

       (iii)Aggregate   price  of  shares  redeemed  or
            repurchased  during  the  fiscal  year  (if
            applicable):                                  - $1,376,410,107
                                                       -------------------------

       (iv) aggregate   price  of  shares  redeemed  or
            repurchased  and  previously  applied  as a
            reduction  to filing fees  pursuant to rule
            24e-2 (if applicable):                        +   n/a
                                                       -------------------------

       (v)  Net aggregate  price of securities sold and
            issued  during the fiscal  year in reliance
            on rule 24f-2  [line  (I),  plus line (ii),
            less  line  (iii),   plus  line  (IV)]  (if
            applicable):                                  $307,864,847
                                                       -------------------------

       (vi) Multiplier  prescribed  by Section  6(b) of
            the   Securities   Act  of  1933  or  other
            applicable    law   or   regulation    (see
            instruction C.6):                             x 0.00030303
                                                       -------------------------

       (vii)Fee due  [line  (I) or line (v)  multiplied
            by line (vi)]:                                $    93,292.28
                                                       =========================
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Instructions:     issuers should complete lines (ii), (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.    Check  box  if  fees  are  being  remitted  to the  Commission's  lockbox depository  as described in section 3a of the  Commission's  Rules of the
       Informal and Other Procedures 917 CFR 202.3a).       [X]

       Date of mailing or wire transfer of file fees to the Commission's lockbox depository:
                                  May 30, 1997
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Eric M. Banhazl
                              --------------------------------------------------
                                        Eric M. Banhazl/ Assistant Treasurer
                              --------------------------------------------------
Date:                                   May 29, 1997
                              ----------------------

  * Please print the name and title of the signing officer below the signature.
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
Nicholas-Applegate Mutual Funds                                 File # 811-07428
                                    Exhibit A

Core Growth Portfolio A
Core Growth Portfolio B
Core Growth Portfolio C
Core Growth Institutional Portfolio
Core Growth Qualified Portfolio
Income & Growth Portfolio A
Income & Growth Portfolio B
Income & Growth Portfolio C
Income & Growth Institutional Portfolio
Income & Growth Qualified Portfolio
Balanced Growth Portfolio A
Balanced Growth Portfolio B
Balanced Growth Portfolio C
Balanced Growth Institutional Portfolio
Balanced Growth Qualified Portfolio
Worldwide Growth Portfolio A
Worldwide Growth Portfolio B
Worldwide Growth Portfolio C
Worldwide Growth Institutional Portfolio
Worldwide Growth Qualified Portfolio
International Small Cap Growth Portfolio A
International Small Cap Growth Portfolio B
International Small Cap Growth Portfolio C
International Small Cap Growth Institutional Portfolio
International Small Cap Growth Qualified Portfolio
Emerging Growth Portfolio A
Emerging Growth Portfolio B
Emerging Growth Portfolio C
Emerging Growth Institutional Portfolio
Emerging Growth Qualified Portfolio
Emerging Countries Portfolio A
Emerging Countries Portfolio B
Emerging Countries Portfolio C
Emerging Countries Institutional Portfolio
Emerging Countries Qualified Portfolio
Government Income Portfolio A
Government Income Portfolio B
Government Income Portfolio C
Government Income Qualified Portfolio
Money Market Portfolio
Mini-Cap Growth Institutional Portfolio
Fully-Discretionary Institutional Portfolio
Short-Intermediate Institutional Portfolio
International Core Growth Portfolio A
International Core Growth Portfolio B
International Core Growth Portfolio C
International Core Growth Institutional Portfolio
International Core Growth Qualified Portfolio
Value Institutional Portfolio
Large Cap Growth Institlutional Portfolio
Strategic Income Institutional Portfolio
High Yield Bond Institutional Portfolio

                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                             555 South Flower Street
                          Los Angeles, California 90071

                            Telephone (213) 683-6000



                                               May 29, 1997


Nicholas-Applegate  Mutual Funds,
600 West Broadway, 30th Floor
San Diego, California 92101


              Re: Rule 24f-2 Notice for Fiscal Year Ended March 31, 1997 SEC File Nos. 811-7428, 33-56094
                      CIK No. 0000895430

Ladies and Gentlemen:


                      You have requested that we render an opinion to Nicholas-Applegate Mutual Funds (the "Fund") as to the matters described in Rule 24f-2(b)(1) under the Investment Company Act of 1940 (the "Act"), which opinion you are required to file with the Securities and Exchange Commission (the "Commission") together with a Rule 24f-2 Notice for the fiscal year ended March 31, 1997 (the "Notice").

                      With respect to factual matters in this opinion, we have relied upon the accuracy of the representations made to us by the Assistant Treasurer of the Fund in a certificate executed by him and have not independently verified the accuracy of such factual information. We have also examined originals or copies, certified or otherwise identified to our satisfaction as being true copies, of those records of the Fund, certificates of public officials, and other documents and matters as we have deemed necessary for the purpose of this opinion. We have assumed without independent investigation or verification the authenticity of the documents submitted to us as originals and the conformity to the original documents of all documents submitted to us as copies.

                      Upon the basis of the foregoing and in reliance thereon, and in reliance upon such other matters as we deem relevant under the circumstances, it is our opinion that the shares of beneficial interest of the Fund issued during the Fund's fiscal year ended March 31, 1997, the registration of which shares the Notice makes definite in number, are legally issued, fully paid and nonassessable.

                      We have not verified, are not passing upon and do not assume any responsibility for the accuracy or completeness of the statements contained in the Notice, or for the propriety of the filing of the Notice with the Commission. Our opinion is limited to the Act and the laws of the State of Delaware, and we express no opinion as to the applicability or effect of the laws of any other jurisdiction.

                      This letter is furnished to you pursuant to your request and to the requirements imposed upon you by Rule 24f-2(b)(1) under the Act and is intended solely for your benefit for the purpose of completing the filing of the Notice with the Commission. This letter may not be used for any other purpose or furnished to or relied upon by any other persons, or including in any filing made with any other regulatory authority, without our prior written consent.


                                        Very truly yours,

                                        s/ PAUL, HASTINGS, JANOFSKY & WALKER LLP